Significant Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 271,135	$ 387,294	$ 271,554
Post-employment benefits	2,406	4,660	3,478
Termination benefits	3,415	0	6,957
Share-based payment	62,203	293,857	68
Others	578	435	294
Total	$ 339,737	$ 686,246	$ 282,351